Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 606060

www.faegredrinker.com

May 6, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Aether Infrastructure & Natural Resources Fund Registration Statement on Form N-2 (Registration Nos. (333-277475; 811-23942)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment No. 1 to the registration statement on Form N-2 (the “Registration Statement”) of the Aether Infrastructure & Natural Resources Fund (the “Fund”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the pre-effective amendment is to respond to comments received from the Staff on the Fund’s registration statement on Form N-2 filed on February 28, 2024.

Questions and comments may be directed to the undersigned at (312) 569-1872 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Kellilyn Greco
Kellilyn Greco